Covered loans in non-performing status and accruing loans past-due 90 days or more by loan class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 0		$ 78,140
Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	489		53
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	29,381	[1]	74,424	[1]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	637	[1]	769	[1]
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Real Estate Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	8,345		14,628
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	7,335		48,743
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	456		504
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	11,872		8,363
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Covered Under Loss Sharing Agreements With F D I C [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,739		2,147
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	69		0
Covered Under Loss Sharing Agreements With F D I C [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	90		543
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	$ 112		$ 265

[1]	Covered loans accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analyses.